Cover	Aug. 19, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 13, 2024
Entity Registrant Name	Crown Electrokinetics Corp.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39924
Entity Tax Identification Number	47-5423944
Entity Address, Address Line One	1110 NE Circle Blvd.
Entity Address, City or Town	Corvallis
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97330
City Area Code	458
Local Phone Number	-2500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	CRKN
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001761696
Security Exchange Name	NASDAQ